Subsequent Events (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 20, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Abstract]
Gain (loss) on extinguishment of debt		$ 0	$ (34)	$ 790	$ (75)	$ (116)	$ 0
Paycheck Protection Program ('PPP') Loan [Member] | CARES Act [Member]
Subsequent Event [Abstract]
Gain (loss) on extinguishment of debt	$ 800
Subsequent Event [Member] | Paycheck Protection Program ('PPP') Loan [Member] | CARES Act [Member]
Subsequent Event [Abstract]
Gain (loss) on extinguishment of debt	$ 800